Share Capital (Details)		12 Months Ended
	Sep. 22, 2023 USD ($) $ / shares shares	Dec. 31, 2023 EUR (€) € / shares shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 EUR (€)	Feb. 28, 2023 shares
Share Capital [Line Items]
Number of shares authorized		75,085,700
Par value per share | (per share)	$ 5	€ 0.05
Ordinary shares	5,000,000
Proceeds of issuances	$ 5,000,000	€ 3,354,781
Offering costs (in Euro) | €		1,350,200
Ordinary shares, outstanding					50,085,700
Share capital (in Euro) | €		€ 2,754,285	€ 2,504,285
American Depositary Shares [Member]
Share Capital [Line Items]
Issuance of ordinary shares	1,000,000
Ordinary shares [member]
Share Capital [Line Items]
Issuance of ordinary shares		5,000,000	50,000,000
Proceeds of issuances | €		€ 3,354,781	€ 2,500,000
Pre-stock split			2,500,000
Stock Split [Member]
Share Capital [Line Items]
Issuance of ordinary shares					2,504,285
Share capital [member]
Share Capital [Line Items]
Issuance of ordinary shares		55,085,700
Ordinary shares, outstanding			50,085,700
Share capital (in Euro) | €		€ 2,754,285	€ 2,504,285